Commitments	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Commitments
26.	Commitments
The following table summarizes future minimum commitments of the Group as at December 31, 2025 and June 30, 2026:

	Within one year	Later than one year but not later than five years	Total
As at December 31, 2025	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	118	3	121
Content royalties (note ii)	2,288	303	2,591
Capital commitments (note iii)	392	213	605
Investment commitment (note iv)	50	—	50

	Within one year	Later than one year but not later than five years	Total
As at June 30, 2026	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	131	4	135
Content royalties (note ii)	2,512	640	3,152
Capital commitments (note iii)	366	74	440
Investment commitment (note iv)	331	—	331
Note i: Operating commitments represent future minimum commitments under non-cancelable
operating arrangements of the Group. As at June 30, 2026, the operating commitments are mainly related to offline performances and other services.
Note ii: Content royalties represent the minimum royalty payments associated with license agreements which the Group has entered into as at period-end.
Note iii: Capital commitments represent the minimum payments associated with construction of buildings.
Note iv: Investment commitment represents commitments to acquire the equity interests in certain entities.